Inventory - Schedule of Inventory (Details) (10-K) - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Inventory Disclosure [Abstract]
Finished Goods		$ 50,357	$ 77,936
Reserve for Obsolete Inventory		(50,357)	(77,936)
Work in Progress		0	0
Manufacturing Supplies		0	3,127
Raw Materials		$ 0	9,368
Total Inventory	$ 9,971		$ 12,495